INTANGIBLE ASSETS AND UNFAVORABLE LEASE CONTRACT LIABILITY	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS AND UNFAVORABLE LEASE CONTRACT LIABILITY
5	INTANGIBLE ASSETS AND UNFAVORABLE LEASE CONTRACT LIABILITY

Intangible assets consist of the following:

	December 31,
	2010	2011	2011
	RMB	RMB	US$

Favorable lease contracts	-	24,924	3,960
Brand name	-	5,626	894
Total intangible assets	-	30,550	4,854
Less: Accumulated amortization	-	(124)	(20)
Total intangible assets, net	-	30,426	4,834

Unfavorable lease contract liability

	December 31,
	2010	2011	2011
	RMB	RMB	US$

Unfavorable lease contracts	-	7,812	1,241
Less: Accumulated amortization	-	-	-
Unfavorable lease contract liability	-	7,812	1,241

Amortization expense of intangible assets is allocated to hotel operating costs and general and administrative expense respectively.

The estimated net amortization expenses of the Group’s intangible assets and unfavorable lease contracts for the next five years is as follows:

For the year ending December 31	Amortization for intangible assets	Amortization for unfavorable lease contracts	Net amortization
	RMB	RMB	RMB
2012	4,205	(676)	3,529
2013	4,205	(676)	3,529
2014	4,205	(676)	3,529
2015	4,205	(676)	3,529
2016	3,716	(676)	3,040
Thereafter	9,890	(4,432)	5,458
Total	30,426	(7,812)